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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-01494
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                     GENERAL ELECTRIC S&S PROGRAM MUTUAL FUND
-----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
-----------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-242-0134
                                        ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

S&S PROGRAM MUTUAL

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - JUNE 30, 2007 (UNAUDITED)

                                                                          NUMBER OF
                                                                           SHARES                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.7%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 11.2%
Bed Bath & Beyond, Inc.                                                      1,458,057                              $52,476 (a,e)
Carnival Corp.                                                                 663,779                               32,372 (e)
CBS Corp.                                                                      160,048                                5,333
Comcast Corp. (Class A)                                                      3,240,519                               90,605 (a)
General Motors Corp.                                                           235,861                                8,915 (e)
Home Depot, Inc.                                                               593,021                               23,335
Koninklijke Philips Electronics N.V. ADR                                       434,693                               18,396
Liberty Global, Inc. (Series C)                                                492,014                               19,336 (a,e)
Liberty Media Holding Corp - Capital (Series A)                                226,167                               26,615 (a)
Lowe's Companies, Inc.                                                       1,233,872                               37,867
News Corp. (Class A)                                                           707,583                               15,008
Omnicom Group, Inc.                                                          1,535,494                               81,258
Staples, Inc.                                                                1,053,733                               25,005
Starwood Hotels & Resorts Worldwide, Inc.                                      101,083                                6,780
Target Corp.                                                                   658,058                               41,853
The Cheesecake Factory                                                         349,802                                8,577 (a,e)
Time Warner, Inc.                                                            1,617,330                               34,029
Viacom Inc. (Class B)                                                          168,507                                7,015 (a)
                                                                                                                    534,775

CONSUMER STAPLES - 11.9%
Alberto-Culver Co.                                                              67,390                                1,599
Clorox Co.                                                                     731,707                               45,439
Colgate-Palmolive Co.                                                          626,716                               40,642
Diageo PLC ADR                                                                  80,867                                6,737
General Mills, Inc.                                                            721,901                               42,174
Kellogg Co.                                                                    141,516                                7,329 (e)
Kimberly-Clark Corp.                                                           811,783                               54,300
Nestle S.A. ADR                                                                 90,974                                8,702
PepsiCo, Inc.                                                                2,229,853                              144,606
Procter & Gamble Co.                                                         1,995,739                              122,119
Sara Lee Corp.                                                                 481,830                                8,384
The Coca-Cola Co.                                                            1,284,722                               67,204
Wal-Mart Stores, Inc.                                                          367,269                               17,669
                                                                                                                    566,904

ENERGY - 9.3%
Apache Corp.                                                                   141,516                               11,546
Devon Energy Corp.                                                             112,424                                8,802
EOG Resources, Inc.                                                            202,166                               14,770
Exxon Mobil Corp.                                                            2,019,262                              169,376
Halliburton Co.                                                                572,805                               19,762
Hess Corp.                                                                     590,809                               34,834
Occidental Petroleum Corp.                                                     517,276                               29,940
Schlumberger Ltd.                                                            1,074,978                               91,309
Suncor Energy, Inc.                                                            189,314                               17,023
Transocean Inc.                                                                444,101                               47,066 (a)
                                                                                                                    444,428

FINANCIALS - 15.6%
ACE Ltd.                                                                       375,470                               23,474
Allstate Corp.                                                                 421,180                               25,907
American International Group, Inc.                                           2,384,328                              166,975
AON Corp.                                                                      326,836                               13,927 (e)
Bank of America Corp.                                                          673,886                               32,946
Berkshire Hathaway, Inc. (Class B)                                                 998                                3,598 (a)
BlackRock Inc. (Class A)                                                        53,911                                8,442 (e)
CB Richard Ellis Group, Inc. (Class A)                                          40,433                                1,476 (a,e)
Chubb Corp.                                                                    394,224                               21,343
Citigroup, Inc.                                                              2,720,497                              139,534
Federal Home Loan Mortgage Corp.                                               658,136                               39,949
Federal National Mortgage Assoc.                                               623,347                               40,723
Hartford Financial Services Group, Inc.                                        171,810                               16,925
HCC Insurance Holdings, Inc.                                                   257,375                                8,599 (e)
Mellon Financial Corp.                                                         616,605                               27,131
Merrill Lynch & Company, Inc.                                                  106,138                                8,871
Metlife, Inc.                                                                  737,227                               47,536
Nuveen Investments, Inc. (Class A)                                              35,084                                2,181 (e)
Prudential Financial, Inc.                                                      37,065                                3,604
State Street Corp.                                                           1,153,788                               78,919 (c)
SunTrust Banks, Inc.                                                           346,946                               29,747 (e)
The Bank of New York Company, Inc.                                              57,281                                2,374
                                                                                                                    744,181

HEALTHCARE - 15.0%
Abbott Laboratories                                                            633,454                               33,922 (d)
Aetna, Inc.                                                                  1,175,475                               58,069
Amgen, Inc.                                                                  1,636,394                               90,476 (a,e)
Baxter International, Inc.                                                     625,931                               35,265
Boston Scientific Corp.                                                        772,099                               11,844 (a,e)
Bristol-Myers Squibb Co.                                                       360,530                               11,378
DaVita, Inc.                                                                   279,663                               15,068 (a)
Gilead Sciences, Inc.                                                          815,970                               31,635 (a)
GlaxoSmithKline PLC ADR                                                        235,886                               12,353 (e)
Johnson & Johnson                                                              444,362                               27,382
Lincare Holdings Inc.                                                          279,662                               11,144 (a)
McKesson Corp.                                                                 151,625                                9,043
Medco Health Solutions, Inc.                                                   222,383                               17,344 (a)
Medtronic Inc.                                                                 908,988                               47,140
Novartis AG ADR                                                                269,555                               15,114
Pfizer Inc.                                                                  3,282,320                               83,929
Resmed, Inc.                                                                   417,003                               17,205 (a,e)
Thermo Electron Corp.                                                          192,058                                9,933 (a,e)
UnitedHealth Group, Inc.                                                     1,384,329                               70,795
Wyeth                                                                        1,858,277                              106,554
                                                                                                                    715,593

INDUSTRIALS - 9.1%
ABB Ltd. ADR                                                                   842,360                               19,037
Cooper Industries Ltd.                                                         525,296                               29,989
Deere & Co.                                                                    181,950                               21,969
Dover Corp.                                                                  1,108,617                               56,706
Eaton Corp.                                                                    286,268                               26,623
Emerson Electric Co.                                                           696,117                               32,578
General Dynamics Corp.                                                         154,993                               12,123
Hexcel Corp.                                                                   197,616                                4,164 (a,e)
ITT Corp.                                                                       74,128                                5,062
Northrop Grumman Corp.                                                         306,619                               23,876 (e)
Pitney Bowes Inc.                                                               84,236                                3,944
Rockwell Collins, Inc.                                                          64,019                                4,522 (e)
Southwest Airlines Co.                                                       1,853,191                               27,631 (e)
Textron Inc.                                                                   550,120                               60,574
3M Co.                                                                         289,771                               25,149
United Technologies Corp.                                                    1,034,238                               73,358
Waste Management, Inc.                                                          77,497                                3,026
WESCO International, Inc.                                                       87,605                                5,296 (a,e)
                                                                                                                    435,627

INFORMATION TECHNOLOGY - 20.6%
Activision, Inc.                                                               404,333                                7,549 (a,e)
Analog Devices, Inc.                                                           882,793                               33,228
Automatic Data Processing, Inc.                                                486,849                               23,598
Cisco Systems, Inc.                                                          4,576,160                              127,446 (a)
Corning Incorporated                                                           262,816                                6,715 (a)
Dell, Inc.                                                                     151,625                                4,329 (a)
eBay, Inc.                                                                     408,978                               13,161 (a)
EMC Corp.                                                                      522,600                                9,459 (a,e)
First Data Corp.                                                               539,110                               17,613 (e)
Hewlett-Packard Co.                                                            586,283                               26,160
Intel Corp.                                                                  3,766,130                               89,483
International Business Machines Corp.                                          363,899                               38,300 (e)
Intuit Inc.                                                                  1,010,832                               30,406 (a,e)
Lam Research Corp.                                                             109,856                                5,647 (a,e)
Maxim Integrated Products, Inc.                                                886,754                               29,627
Microchip Technology Inc.                                                      451,516                               16,724 (e)
Microsoft Corp.                                                              3,541,304                              104,362
Molex, Inc. (Class A)                                                          889,532                               23,617
National Semiconductor Corp.                                                   596,390                               16,860 (e)
NAVTEQ Corp.                                                                    33,694                                1,427 (a,e)
Oracle Corp.                                                                 4,959,185                               97,745 (a)
Paychex, Inc.                                                                1,435,438                               56,154
QUALCOMM, Inc.                                                               1,295,889                               56,229
Salesforce.com, Inc.                                                            68,175                                2,922 (a,e)
Sun Microsystems, Inc.                                                         673,888                                3,545 (a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR                            689,464                                7,674
Texas Instruments Incorporated                                                 816,110                               30,710
Western Union Co.                                                            3,231,188                               67,306
Yahoo! Inc.                                                                  1,266,873                               34,370 (a)
                                                                                                                    982,366

MATERIALS - 2.1%
Barrick Gold Corp.                                                           1,100,783                               32,000
Freeport-McMoRan Copper & Gold Inc. (Class B)                                  168,472                               13,953 (e)
Monsanto Co.                                                                   409,351                               27,647
PAN American Silver Corp.                                                      151,625                                3,992 (a,e)
Praxair, Inc.                                                                  284,389                               20,473 (e)
                                                                                                                     98,065

TELECOMMUNICATION SERVICES - 1.8%
AT&T, Inc.                                                                     715,545                               29,695
NII Holdings Inc. (Class B)                                                    174,276                               14,071 (a)
Sprint Nextel Corp. (Series 1)                                                 387,486                                8,025
Verizon Communications Inc.                                                    582,913                               23,998
Vodafone Group, PLC ADR                                                        229,122                                7,705
                                                                                                                     83,494

UTILITIES - 2.1%
Constellation Energy Group, Inc.                                               202,166                               17,623
Dominion Resources, Inc.                                                       550,787                               47,538
Edison International                                                           232,491                               13,047 (e)
FPL Group, Inc.                                                                189,614                               10,759
PG&E Corp.                                                                     194,892                                8,829 (e)
                                                                                                                     97,796

TOTAL INVESTMENTS IN SECURITIES                                                                                   4,703,229
(COST $4,039,535)

                                                                              PRINCIPAL
                                                                               AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.3%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 0.6%
REPURCHASE AGREEMENTS
State Street Corp.
4.75%                                                     07/02/07             $28,906                               28,906 (c)


                                                                           NUMBER OF
                                                                            SHARES
--------------------------------------------------------------------------------------

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 2.7%
State Street Navigator Securities Lending Prime Portfolio
5.36%                                                                      128,615,653                              128,615 (b,c)

TOTAL SHORT-TERM INVESTMENTS                                                                                        157,521
(COST $157,521)

TOTAL INVESTMENTS                                                                                                 4,860,750
(COST $4,197,056)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.0)%                                                                (96,146)
                                                                                                                 ----------
NET ASSETS  - 100.0%                                                                                             $4,764,604
                                                                                                                 ==========

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - June 30,2007 (unaudited)
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) At June 30,2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e)      All or a portion of the security is out on loan.

+        Percentages are based on net assets as of June 30,2007.



Abbreviations:

ADR         American Depository Receipt


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Program Mutual Fund

By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 22, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 22, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, S&S Funds

Date:  August 22, 2007